Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets

Net book value	Goodwill	VOBA	Future servicing rights	Software	Other	Total
At December 31, 2019	392	952	84	69	61	1,559

At December 31, 2018	384	1,123	91	64	64	1,727

At January 1, 2018	293	1,153	99	51	36	1,633

Cost
At January 1, 2019	554	6,858	361	327	166	8,265
Additions	-	-	-	35	4	39
Capitalized subsequent expenditure	-	-	-	7	-	7
Disposals	-	-	-	(9)	-	(9)
Net exchange differences	13	145	5	11	3	178
At December 31, 2019	567	7,003	366	371	173	8,479
Accumulated amortization, depreciation and impairment losses
At January 1, 2019	169	5,735	270	263	101	6,538
Amortization through income statement	-	112	8	16	7	143
Shadow accounting adjustments	-	72	-	-	-	72
Disposals	-	-	-	(7)	-	(7)
Impairment losses	3	11	-	20	-	34
Net exchange differences	3	121	4	9	3	140
At December 31, 2019	175	6,051	282	301	111	6,920

Cost
At January 1, 2018	462	6,565	359	294	128	7,808
Additions	-	-	-	45	2	47
Acquisitions through business combinations	85	-	-	7	33	126
Capitalized subsequent expenditure	-	-	-	5	-	5
Disposals	-	-	-	(19)	-	(19)
Net exchange differences	6	293	2	(6)	2	298
At December 31, 2018	554	6,858	361	327	166	8,265
Accumulated amortization, depreciation and impairment losses
At January 1, 2018	169	5,412	260	243	92	6,176
Amortization through income statement	-	135	8	16	6	165
Shadow accounting adjustments	-	(56)	-	-	-	(56)
Disposals	-	-	-	(6)	-	(6)
Impairment losses	-	-	-	15	-	15
Net exchange differences	-	244	2	(5)	3	243
At December 31, 2018	169	5,735	270	263	101	6,538

Summary of Geographically Cash-generating Units to Goodwill
A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2019	2018
Americas	183	182
Southern & Eastern Europe	29	30
Asset Management	34	33
United Kingdom	57	54
The Netherlands	89	85
At December 31	392	384

Summary of Movement in VOBA
The movement in VOBA over 2019 can be summarized and compared to 2018 as follows:

	2019	2018
At January 1	1,123	1,153
Amortization / depreciation through income statement	(112)	(135)
Shadow accounting adjustments	(72)	56
Impairment losses	(11)	-
Net exchange differences	24	49
At December 31	952	1,123